Distribution Date:	06/17/22	WFRBS Commercial Mortgage Trust 2012-C8
Determination Date:	06/13/22
Next Distribution Date:	07/15/22
Record Date:	05/31/22	Commercial Mortgage Pass-Through Certificates
Series 2012-C8

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Anthony Sfarra	(212) 214-5613	Anthony.Sfarra@wellsfargo.com
Certificate Interest Reconciliation Detail	4		375 Park Avenue, 2nd Floor, J0127-023 | New York, NY 10152 | United States
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	8-12		General	(305) 229-6465
Mortgage Loan Detail (Part 1)	13		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 2)	14	Trust Advisor	Pentalpha Surveillance LLC
Principal Prepayment Detail	15		Don Simon	(203) 660-6100
Historical Detail	16		PO Box 4839 | Greenwich, CT 06831 | United States
Delinquency Loan Detail	17	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Collateral Stratification and Historical Detail	18		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	19				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	20
		Trustee	Deutsche Bank Trust Company Americas
Modified Loan Detail	21		Karlene Benvenuto		karlene.benvenuto@db.com
Historical Liquidated Loan Detail	22		1761 East St. Andrew Place | Santa Ana, CA 92705 | United States
Historical Bond / Collateral Loss Reconciliation Detail	23
Interest Shortfall Detail - Collateral Level	24
Supplemental Notes	25

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 25

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	92936YAA9	0.864000%	97,008,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	92936YAB7	1.881000%	187,668,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	92936YAC5	3.001000%	414,057,000.00	25,412,486.59	25,412,486.59	63,552.39	0.00	0.00	25,476,038.98	0.00	0.00%	30.00%
A-FL	92936YAH4	1.886710%	115,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-FX	92936YBB6	2.960000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	92936YAD3	2.559000%	96,932,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	92936YAE1	3.660000%	113,833,000.00	113,833,000.00	35,834,046.28	347,190.65	0.00	0.00	36,181,236.93	77,998,953.72	77.99%	21.25%
B	92936YAF8	4.311000%	66,674,000.00	66,674,000.00	0.00	239,526.35	0.00	0.00	239,526.35	66,674,000.00	59.18%	16.13%
C	92936YAG6	5.030570%	43,907,000.00	43,907,000.00	0.00	184,064.37	0.00	0.00	184,064.37	43,907,000.00	46.79%	12.75%
D	92936YAP6	5.030570%	26,019,000.00	26,019,000.00	0.00	109,075.34	0.00	0.00	109,075.34	26,019,000.00	39.45%	10.75%
E	92936YAR2	5.030570%	45,533,000.00	45,533,000.00	0.00	190,880.80	0.00	0.00	190,880.80	45,533,000.00	26.60%	7.25%
F	92936YAT8	5.030570%	22,767,000.00	22,767,000.00	0.00	95,442.49	0.00	0.00	95,442.49	22,767,000.00	20.18%	5.50%
G	92936YAV3	5.030570%	26,019,000.00	26,019,000.00	0.00	46,585.58	0.00	0.00	46,585.58	26,019,000.00	12.84%	3.50%
H	92936YAX9	5.030570%	45,533,580.00	45,506,891.37	0.00	0.00	0.00	0.00	0.00	45,506,891.37	0.00%	0.00%
V	92936YBD2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	92936YAZ4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,300,950,580.00	415,671,377.96	61,246,532.87	1,276,317.97	0.00	0.00	62,522,850.84	354,424,845.09

X-A	92936YAK7	1.490839%	1,024,498,000.00	139,245,486.59	0.00	172,993.80	0.00	0.00	172,993.80	77,998,953.72
X-B	92936YAM3	0.719570%	66,674,000.00	66,674,000.00	0.00	39,980.52	0.00	0.00	39,980.52	66,674,000.00
Notional SubTotal			1,091,172,000.00	205,919,486.59	0.00	212,974.32	0.00	0.00	212,974.32	144,672,953.72

Deal Distribution Total					61,246,532.87	1,489,292.29	0.00	0.00	62,735,825.16

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 25

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	92936YAA9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	92936YAB7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	92936YAC5	61.37436776	61.37436776	0.15348706	0.00000000	0.00000000	0.00000000	0.00000000	61.52785481	0.00000000
A-FL	92936YAH4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-FX	92936YBB6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	92936YAD3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	92936YAE1	1,000.00000000	314.79488619	3.05000000	0.00000000	0.00000000	0.00000000	0.00000000	317.84488619	685.20511381
B	92936YAF8	1,000.00000000	0.00000000	3.59250007	0.00000000	0.00000000	0.00000000	0.00000000	3.59250007	1,000.00000000
C	92936YAG6	1,000.00000000	0.00000000	4.19214180	0.00000000	0.00000000	0.00000000	0.00000000	4.19214180	1,000.00000000
D	92936YAP6	1,000.00000000	0.00000000	4.19214190	0.00000000	0.00000000	0.00000000	0.00000000	4.19214190	1,000.00000000
E	92936YAR2	1,000.00000000	0.00000000	4.19214196	0.00000000	0.00000000	0.00000000	0.00000000	4.19214196	1,000.00000000
F	92936YAT8	1,000.00000000	0.00000000	4.19214170	0.00000000	0.00000000	0.00000000	0.00000000	4.19214170	1,000.00000000
G	92936YAV3	1,000.00000000	0.00000000	1.79044468	2.40169722	2.40169722	0.00000000	0.00000000	1.79044468	1,000.00000000
H	92936YAX9	999.41386928	0.00000000	0.00000000	4.18968484	43.77062313	0.00000000	0.00000000	0.00000000	999.41386928
V	92936YBD2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	92936YAZ4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	92936YAK7	135.91582081	0.00000000	0.16885714	0.00000000	0.00000000	0.00000000	0.00000000	0.16885714	76.13382722
X-B	92936YAM3	1,000.00000000	0.00000000	0.59964184	0.00000000	0.00000000	0.00000000	0.00000000	0.59964184	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 25

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	05/01/22 - 05/30/22	30	0.00	63,552.39	0.00	63,552.39	0.00	0.00	0.00	63,552.39	0.00
A-FL	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-FX	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S	05/01/22 - 05/30/22	30	0.00	347,190.65	0.00	347,190.65	0.00	0.00	0.00	347,190.65	0.00
B	05/01/22 - 05/30/22	30	0.00	239,526.35	0.00	239,526.35	0.00	0.00	0.00	239,526.35	0.00
C	05/01/22 - 05/30/22	30	0.00	184,064.37	0.00	184,064.37	0.00	0.00	0.00	184,064.37	0.00
D	05/01/22 - 05/30/22	30	0.00	109,075.34	0.00	109,075.34	0.00	0.00	0.00	109,075.34	0.00
E	05/01/22 - 05/30/22	30	0.00	190,880.80	0.00	190,880.80	0.00	0.00	0.00	190,880.80	0.00
F	05/01/22 - 05/30/22	30	0.00	95,442.49	0.00	95,442.49	0.00	0.00	0.00	95,442.49	0.00
G	05/01/22 - 05/30/22	30	0.00	109,075.34	0.00	109,075.34	62,489.76	0.00	0.00	46,585.58	62,489.76
H	05/01/22 - 05/30/22	30	1,802,261.82	190,771.35	0.00	190,771.35	190,771.35	0.00	0.00	0.00	1,993,033.17
V	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	05/01/22 - 05/30/22	30	0.00	172,993.80	0.00	172,993.80	0.00	0.00	0.00	172,993.80	0.00
X-B	05/01/22 - 05/30/22	30	0.00	39,980.52	0.00	39,980.52	0.00	0.00	0.00	39,980.52	0.00
Totals			1,802,261.82	1,742,553.40	0.00	1,742,553.40	253,261.11	0.00	0.00	1,489,292.29	2,055,522.93

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 25

	Additional Information

Total Available Distribution Amount (1)	62,735,825.16
Benchmark: 1-Month LIBOR
Current Period %	0.886710
Next Period %	1.523430
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 25

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	1,756,213.62	Master Servicing Fee	7,557.36
Interest Reductions due to Nonrecoverability Determination	(244,312.93)	Certificate Administrator Fee	1,170.46
Interest Adjustments	0.00	Trustee Fee	82.33
Deferred Interest	0.00	Trust Advisor Fee	741.40
ARD Interest	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	1,511,900.69	Total Fees	9,551.55

Principal		Expenses/Reimbursements
Scheduled Principal	6,422,597.43	Reimbursement for Interest on Advances	91.95
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	54,823,935.47	Special Servicing Fees (Monthly)	12,839.65
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	125.27
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	61,246,532.90	Total Expenses/Reimbursements	13,056.87

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	1,489,292.29
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	61,246,532.87
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	62,735,825.16
Total Funds Collected	62,758,433.59	Total Funds Distributed	62,758,433.58

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 25

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	415,671,377.96	415,671,377.96	Beginning Certificate Balance	415,671,377.96
(-) Scheduled Principal Collections	6,422,597.43	6,422,597.43	(-) Principal Distributions	61,246,532.87
(-) Unscheduled Principal Collections	54,823,935.47	54,823,935.47	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	(0.03)	(0.03)	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	354,424,845.09	354,424,845.09	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	416,975,768.40	416,975,768.40	Ending Certificate Balance	354,424,845.09
Ending Actual Collateral Balance	355,735,574.54	355,735,574.54

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	5.03%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 25

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	7	29,937,686.92	8.45%	1	5.2283	NAP	Defeased	7	29,937,686.92	8.45%	1	5.2283	NAP
2,000,000 or less	2	3,025,228.70	0.85%	1	5.1976	1.493436	1.20 or less	2	10,981,686.80	3.10%	1	4.9241	0.449821
2,000,001 to 3,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.21 to 1.30	0	0.00	0.00%	0	0.0000	0.000000
3,000,001 to 4,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.31 to 1.40	1	42,440,513.89	11.97%	1	5.7500	1.407200
4,000,001 to 5,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.41 to 1.50	1	7,238,636.02	2.04%	1	5.4300	1.419900
5,000,001 to 6,000,000	1	5,863,400.47	1.65%	1	4.8500	2.602800	1.51 to 1.60	2	72,899,664.63	20.57%	(1)	4.8321	1.600945
6,000,001 to 7,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.61 to 1.70	0	0.00	0.00%	0	0.0000	0.000000
7,000,001 to 8,000,000	2	14,296,580.04	4.03%	1	5.1535	2.456037	1.71 to 1.80	1	37,928,432.18	10.70%	2	4.6940	1.762400
8,000,001 to 9,000,000	1	8,999,811.50	2.54%	1	4.8700	0.421000	1.81 to 1.90	1	128,989,535.50	36.39%	1	4.6750	1.861800
9,000,001 to 10,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.91 to 2.00	0	0.00	0.00%	0	0.0000	0.000000
10,000,001 to 15,000,000	2	23,301,394.13	6.57%	1	5.0838	1.779665	2.01 to 2.25	1	10,043,991.26	2.83%	1	4.9700	2.014700
15,000,001 to 20,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.26 or Greater	3	13,964,697.89	3.94%	1	4.8900	3.112359
20,000,001 to 30,000,000	0	0.00	0.00%	0	0.0000	0.000000	Totals	19	354,424,845.09	100.00%	1	4.9248	1.713197
30,000,001 to 50,000,000	2	80,368,946.07	22.68%	1	5.2516	1.574829
50,000,001 to 80,000,000	1	59,642,261.76	16.83%	(1)	4.7570	1.600800
80,000,001 to 90,000,000	0	0.00	0.00%	0	0.0000	0.000000
90,000,001 or Greater	1	128,989,535.50	36.39%	1	4.6750	1.861800
Totals	19	354,424,845.09	100.00%	1	4.9248	1.713197
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 25

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	7	29,937,686.92	8.45%	1	5.2283	NAP
							Defeased	7	29,937,686.92	8.45%	1	5.2283	NAP
California	1	13,257,402.87	3.74%	1	5.1700	1.601600
							Lodging	2	16,057,755.52	4.53%	1	4.8700	1.782547
Georgia	1	59,642,261.76	16.83%	(1)	4.7570	1.600800
							Mobile Home Park	1	1,043,353.40	0.29%	1	5.2500	3.227200
New York	1	128,989,535.50	36.39%	1	4.6750	1.861800
							Office	3	181,474,040.65	51.20%	1	4.9427	1.763947
Texas	5	54,055,697.37	15.25%	2	4.8377	1.792641
							Retail	6	125,912,008.60	35.53%	0	4.8310	1.669767
Virginia	3	26,101,746.78	7.36%	1	4.9085	1.871880
							Totals	19	354,424,845.09	100.00%	1	4.9248	1.713197
Washington	1	42,440,513.89	11.97%	1	5.7500	1.407200

Totals	19	354,424,845.09	100.00%	1	4.9248	1.713197

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 25

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	7	29,937,686.92	8.45%	1	5.2283	NAP	Defeased	7	29,937,686.92	8.45%	1	5.2283	NAP
	4.500% or less	0	0.00	0.00%	0	0.0000	0.000000	3 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	2	166,917,967.68	47.10%	1	4.6793	1.839214	4 months or greater	12	324,487,158.17	91.55%	1	4.8968	1.733028
	4.751% to 5.000%	5	91,607,409.01	25.85%	0	4.8061	1.742173	Totals	19	354,424,845.09	100.00%	1	4.9248	1.713197
	5.001% or 5.250%	3	16,282,631.57	4.59%	1	5.1751	1.581504
	5.251% or 5.500%	1	7,238,636.02	2.04%	1	5.4300	1.419900
	5.501% to 5.750%	1	42,440,513.89	11.97%	1	5.7500	1.407200
	5.751% to 6.000%	0	0.00	0.00%	0	0.0000	0.000000
	6.001% or Greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	19	354,424,845.09	100.00%	1	4.9248	1.713197
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 25

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	7	29,937,686.92	8.45%	1	5.2283	NAP	Defeased	7	29,937,686.92	8.45%	1	5.2283	NAP
	84 months or less	12	324,487,158.17	91.55%	1	4.8968	1.733028	240 months or less	9	97,926,928.73	27.63%	1	5.3526	1.632565
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	241 to 300 months	3	226,560,229.44	63.92%	1	4.6998	1.776451
	Totals	19	354,424,845.09	100.00%	1	4.9248	1.713197	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	19	354,424,845.09	100.00%	1	4.9248	1.713197
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 25

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	7	29,937,686.92	8.45%	1	5.2283	NAP				None
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	11	315,487,346.67	89.01%	1	4.8975	1.770455
	13 months to 24 months	1	8,999,811.50	2.54%	1	4.8700	0.421000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	19	354,424,845.09	100.00%	1	4.9248	1.713197
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 25

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	310914767	OF	New York	NY	Actual/360	4.675%	520,300.63	255,403.73	0.00	N/A	07/01/22	--	129,244,939.20	128,989,535.50	06/01/22
4	639100002	RT	Kennesaw	GA	Actual/360	4.757%	0.00	0.00	0.00	N/A	05/01/22	--	59,642,261.76	59,642,261.76	11/01/21
6	310915872	OF	Richland	WA	Actual/360	5.750%	211,080.00	189,948.48	0.00	N/A	07/01/22	--	42,630,462.37	42,440,513.89	06/01/22
7	440000126	RT	Houston	TX	Actual/360	4.694%	153,609.69	74,432.29	0.00	N/A	08/01/22	--	38,002,864.47	37,928,432.18	06/01/22
11	440000123	RT	Olney	MD	Actual/360	4.670%	105,538.09	26,244,188.35	0.00	N/A	07/01/22	--	26,244,188.35	0.00	06/01/22
17	310913948	IN	Silver Spring	MD	Actual/360	4.900%	65,815.42	15,598,125.13	0.00	N/A	07/01/22	--	15,598,125.13	0.00	06/01/22
20	670915609	RT	Ladera Heights	CA	Actual/360	5.170%	59,147.72	28,413.74	0.00	N/A	07/01/22	--	13,285,816.61	13,257,402.87	06/01/22
21	616100021	LO	Sandy	UT	Actual/360	4.990%	43,989.01	10,237,277.21	0.00	N/A	07/01/22	--	10,237,277.21	0.00	06/01/22
23	310913089	OF	Richmond	VA	Actual/360	4.970%	43,080.45	22,188.29	0.00	N/A	07/01/22	--	10,066,179.55	10,043,991.26	06/01/22
24	440000116	LO	Alexandria	VA	Actual/360	4.870%	37,874.47	31,658.97	0.00	N/A	07/01/22	--	9,031,470.47	8,999,811.50	06/01/22
31	616100031	MH	Brunswick	ME	Actual/360	5.180%	35,197.96	16,850.26	0.00	N/A	07/01/22	--	7,890,937.36	7,874,087.10	06/01/22
32	616100032	RT	Houston	TX	Actual/360	5.430%	33,958.80	23,983.05	0.00	N/A	07/01/22	--	7,262,619.07	7,238,636.02	06/01/22
33	440000120	LO	Alexandria	VA	Actual/360	4.870%	29,702.39	24,827.98	0.00	N/A	07/01/22	--	7,082,772.00	7,057,944.02	06/01/22
41	416000052	RT	Medford	OR	Actual/360	4.850%	30,035.04	16,137.99	0.00	N/A	07/01/22	--	7,191,629.57	7,175,491.58	06/01/22
49	440000113	RT	Corpus Christi	TX	Actual/360	4.850%	24,542.91	13,187.06	0.00	N/A	07/01/22	--	5,876,587.53	5,863,400.47	05/01/22
55	616100055	RT	Hinesville	GA	Actual/360	5.470%	23,686.73	10,267.76	0.00	N/A	07/07/22	--	5,028,733.45	5,018,465.69	06/07/22
57	620914689	RT	Colorado Springs	CO	Actual/360	4.450%	16,903.29	4,411,152.36	0.00	N/A	06/01/22	--	4,411,152.36	0.00	06/01/22
67	616100067	OF	Bloomfield Township	MI	Actual/360	5.560%	15,559.76	6,542.43	0.00	N/A	07/01/22	--	3,249,891.64	3,243,349.21	06/01/22
69	616100069	MH	Winter Haven	FL	Actual/360	5.130%	12,822.27	6,245.54	0.00	N/A	07/01/22	--	2,902,607.31	2,896,361.77	06/01/22
70	440000115	MF	Franklin	IN	Actual/360	4.800%	11,870.78	2,871,961.92	0.00	N/A	07/01/22	--	2,871,961.92	0.00	06/01/22
75	616100075	RT	Fort Worth	TX	Actual/360	5.170%	8,853.26	6,753.34	0.00	N/A	07/01/22	--	1,988,628.64	1,981,875.30	06/01/22
76	616100076	MF	Waukegan	IL	Actual/360	5.500%	10,329.98	4,432.53	0.00	N/A	07/05/22	--	2,181,111.20	2,176,678.67	06/05/22
78	616100078	SS	Houston	TX	Actual/360	5.550%	7,447.53	5,079.13	0.00	N/A	07/01/22	--	1,558,332.03	1,553,252.90	06/01/22
79	616100079	MH	Whitehouse	TX	Actual/360	5.250%	4,732.76	3,524.87	0.00	N/A	07/01/22	--	1,046,878.27	1,043,353.40	06/01/22
80	410915215	SS	Goose Creek	SC	Actual/360	5.910%	5,821.75	1,143,950.49	0.00	N/A	06/01/22	--	1,143,950.49	0.00	06/01/22
Totals							1,511,900.69	61,246,532.90	0.00				415,671,377.96	354,424,845.09
(1) Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 25

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	0.00	7,046,350.75	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
4	14,041,702.00	13,759,873.00	04/01/21	03/31/22	01/11/22	25,797,162.54	1,466,188.51	(4,386.03)	1,861,575.49	0.00	0.00
6	6,811,269.78	1,804,907.15	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
7	3,378,241.44	1,240,063.81	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
11	3,080,439.93	860,555.22	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
17	3,112,857.30	631,910.64	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,782,561.75	1,342,610.43	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	631,193.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,679,888.25	415,624.21	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
24	277,112.30	411,333.70	04/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
32	1,079,665.17	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1,549,247.47	2,440,689.00	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
49	1,053,482.20	317,764.69	01/01/22	03/31/22	--	0.00	0.00	37,426.35	37,426.35	0.00	0.00
55	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
57	979,752.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
67	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
69	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
70	916,506.51	255,863.24	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
75	283,626.21	38,055.62	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
76	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
78	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
79	291,053.03	81,011.56	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
80	217,458.00	174,221.00	01/01/19	09/30/19	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	40,534,863.34	31,452,027.02				25,797,162.54	1,466,188.51	33,040.32	1,899,001.84	0.00	0.00

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
11	440000123	26,188,215.13	Payoff Prior to Maturity	0.00	0.00
17	310913948	15,568,409.74	Payoff Prior to Maturity	0.00	0.00
21	616100021	10,201,841.19	Payoff Prior to Maturity	0.00	0.00
70	440000115	2,865,469.41	Payoff Prior to Maturity	0.00	0.00
Totals		54,823,935.47		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More	Foreclosure			REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
06/17/22	0	0.00	0	0.00	0	0.00	0	0.00	1	59,642,261.76	0	0.00	0	0.00	4	54,823,935.47	4.924781%	4.845638%	1
05/17/22	0	0.00	0	0.00	0	0.00	0	0.00	1	59,642,261.76	0	0.00	0	0.00	3	16,453,017.94	4.906457%	4.832423%	2
04/18/22	0	0.00	0	0.00	1	59,770,769.02	0	0.00	1	59,770,769.02	0	0.00	0	0.00	13	188,268,561.09	4.922418%	4.850321%	3
03/17/22	0	0.00	0	0.00	1	59,890,886.20	0	0.00	1	59,890,886.20	0	0.00	0	0.00	8	47,416,065.83	4.890590%	4.827557%	4
02/17/22	0	0.00	1	60,034,214.83	0	0.00	0	0.00	2	60,034,214.83	0	0.00	0	0.00	3	19,949,043.08	4.882553%	4.822359%	5
01/18/22	2	67,338,136.04	0	0.00	1	6,000,945.14	0	0.00	2	66,154,202.40	0	0.00	0	0.00	1	4,662,206.72	4.892541%	4.831319%	5
12/17/21	0	0.00	0	0.00	1	6,034,248.28	0	0.00	2	66,306,062.32	0	0.00	0	0.00	2	15,640,744.25	4.896363%	4.835359%	6
11/18/21	0	0.00	0	0.00	2	66,466,239.94	0	0.00	2	66,466,239.94	0	0.00	0	0.00	1	41,000,000.00	4.933640%	4.871572%	7
10/18/21	1	7,258,438.95	1	60,515,394.50	1	6,101,353.36	0	0.00	2	66,616,747.86	0	0.00	0	0.00	0	0.00	4.924519%	4.864116%	8
09/17/21	1	60,640,454.18	0	0.00	1	6,135,168.46	0	0.00	2	66,775,622.64	0	0.00	0	0.00	0	0.00	4.924744%	4.864334%	9
08/17/21	0	0.00	0	0.00	1	6,167,766.81	0	0.00	2	67,460,223.21	0	0.00	0	0.00	0	0.00	4.924858%	4.864277%	10
07/16/21	0	0.00	0	0.00	2	67,606,559.70	0	0.00	2	67,606,559.70	0	0.00	0	0.00	0	0.00	4.925071%	4.864484%	11
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
4	639100002	11/01/21	6	5	(4,386.03)	1,861,575.49	0.00	60,939,804.12	06/19/20	7			02/02/21
49	440000113	05/01/22	0	B	37,426.35	37,426.35	0.00	5,876,587.53
Totals					33,040.32	1,899,001.84	0.00	66,816,391.65
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		59,642,262	0		0	59,642,262
0 - 6 Months		294,782,583	294,782,583		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		0	0		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jun-22	354,424,845	294,782,583	0	0	0	59,642,262
May-22	415,671,378	356,029,116	0	0	0	59,642,262
Apr-22	436,046,904	376,276,135	0	0	0	59,770,769
Mar-22	649,421,372	589,530,485	0	0	0	59,890,886
Feb-22	715,536,050	655,501,835	0	0	0	60,034,215
Jan-22	745,779,402	672,440,321	7,184,879	0	0	66,154,202
Dec-21	752,049,398	685,743,336	0	0	0	66,306,062
Nov-21	852,987,410	786,521,170	0	0	0	66,466,240
Oct-21	895,806,613	821,931,426	7,258,439	0	0	66,616,748
Sep-21	897,726,332	830,950,710	0	0	0	66,775,623
Aug-21	900,064,841	832,604,618	0	0	0	67,460,223
Jul-21	901,857,955	834,251,395	0	0	0	67,606,560
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
4	639100002	59,642,261.76	60,939,804.12	110,800,000.00	08/12/21	13,038,176.00	1.60080	03/31/22	05/01/22	241
Totals		59,642,261.76	60,939,804.12	110,800,000.00		13,038,176.00

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
4	639100002	RT	GA	06/19/20	7

Loan transferred to SS 6/22/20 for monetary default. The borrower indicated that operations at the collateral property had been negatively affected by the COVID-19 pandemic and was unable to perform on the loan obligations. A foreclosure was completed February 2021 with the property reverting to the Lender. The REO is a Class B enclosed regional mall containing 559,000 SF located in Kennesaw, GA. Special Servicer will make a determination on stabilization of the asset and an appropriate time to market for sale.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
3	310916055	0.00	5.09700%	0.00	5.09700%	10	08/17/20	10/01/20	09/11/20
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
40	440000080 02/17/22	6,000,945.14	8,600,000.00	9,433,421.95	3,385,957.83	9,433,421.95	6,047,464.12	0.00	0.00	0.00	0.00	0.00%
42	440000106 09/15/17	7,778,077.96	11,800,000.00	8,120,411.44	257,265.64	8,120,411.44	7,863,145.80	13,724.70	0.00	(12,964.12)	26,688.82	0.31%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		13,779,023.10	20,400,000.00	17,553,833.39	3,643,223.47	17,553,833.39	13,910,609.92	13,724.70	0.00	(12,964.12)	26,688.82

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
40	440000080	02/17/22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
42	440000106	10/17/17	0.00	0.00	26,688.82	0.00	0.00	12,964.12	0.00	0.00	26,688.82
		09/15/17	0.00	0.00	13,724.70	0.00	0.00	13,724.70	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	26,688.82	0.00	0.00	26,688.82	0.00	0.00	26,688.82

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
4	0.00	0.00	12,839.65	0.00	0.00	0.00	0.00	244,312.93	0.00	0.00	0.00	0.00
33	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	77.90	0.00	0.00	0.00
70	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	14.05	0.00	0.00	0.00
78	0.00	0.00	0.00	0.00	125.27	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	12,839.65	0.00	125.27	0.00	0.00	244,312.93	91.95	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		257,369.80

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Supplemental Notes
October 2020 Revision
The servicer provided a revised file that that updated the ARA amount affecting the interest payment for Class H.

© 2021 Computershare. All rights reserved. Confidential.	Page 25 of 25